Leases - Total contractual cash flow carrying amount (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	$ 12,004
Lease liabilities	11,465	$ 9,657	$ 7,319
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	3,509
1-3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	6,331
3-5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	$ 2,164